POSTRETIREMENT BENEFIT PLANS - Summary of Pre-tax Cost of Postretirement Benefit Plans and Changes in Other Comprehensive Income (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reclassifications out of AOCI
Total changes in other comprehensive loss (income)	$ 68	$ (1,659)	$ (640)	$ (78)	$ (720)
Principal pension
Defined Benefit Plan Disclosure [Line Items]
Cost (income) of postretirement benefit plans			(377)
Changes in other comprehensive loss (income)
Prior service cost (credit) – current year			17
Net loss (gain) – current year			454
Reclassifications out of AOCI
Transfers and other – net			(1,069)
Curtailment/settlement gain (loss)			0
Amortization of net gain (loss)			210
Amortization of prior service credit (cost)			(4)
Total changes in other comprehensive loss (income)			(392)
Cost (income) of postretirement benefit plans and changes in other comprehensive loss (income)			(769)
Other pension
Defined Benefit Plan Disclosure [Line Items]
Cost (income) of postretirement benefit plans			(78)	(162)	(113)
Changes in other comprehensive loss (income)
Prior service cost (credit) – current year			0	0	(2)
Net loss (gain) – current year			355	(28)	(591)
Reclassifications out of AOCI
Transfers and other – net			268	0	0
Curtailment/settlement gain (loss)			6	6	(24)
Amortization of net gain (loss)			(4)	(9)	(47)
Amortization of prior service credit (cost)			6	8	7
Total changes in other comprehensive loss (income)			631	(23)	(657)
Cost (income) of postretirement benefit plans and changes in other comprehensive loss (income)			553	$ (185)	$ (770)
Principal retiree benefit
Defined Benefit Plan Disclosure [Line Items]
Cost (income) of postretirement benefit plans			(57)
Changes in other comprehensive loss (income)
Prior service cost (credit) – current year			0
Net loss (gain) – current year			(5)
Reclassifications out of AOCI
Transfers and other – net			(840)
Curtailment/settlement gain (loss)			0
Amortization of net gain (loss)			45
Amortization of prior service credit (cost)			59
Total changes in other comprehensive loss (income)			(741)
Cost (income) of postretirement benefit plans and changes in other comprehensive loss (income)			$ (798)